Net Finance Income/(Expense) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Net Finance Income/(Expense) [Abstract]
Interest income on held-to-maturity investments	$ 31,808	$ 1,074,216
Foreign exchange gain	0	9,997
Finance income	31,808	1,084,213
Interest expense on financial liabilities	(139)	(16)
Other finance expenses	(33,124)	(93,115)
Foreign exchange loss	(52)	(10,400)
Finance expenses	(33,315)	(103,531)
Net finance income/(expense)	$ (1,507)	$ 980,682